CONDENSED CONSOLIDATED BALANCE SHEETS (USD $) In Millions, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
Statement Of Financial Position [Abstract]
Cash and cash equivalents	$ 4,615	$ 5,567
Restricted cash	751	922
Trade receivables, net	1,276	1,362
Financing receivables, net	23,238	21,976
Inventories, net	8,834	7,410
Property, plant and equipment, net	7,227	7,090
Investments in unconsolidated subsidiaries and affiliates	645	645
Equipment under operating leases	1,234	1,059
Goodwill	2,504	2,504
Other intangible assets, net	773	810
Deferred tax assets	1,898	1,679
Derivative assets	115	261
Other assets	2,432	2,558
TOTAL ASSETS	55,542	53,843
Debt	31,339	29,866
Trade payables	7,111	7,369
Deferred tax liabilities	493	385
Pension, postretirement and other post-employment benefits	2,414	2,427
Derivative liabilities	178	94
Other liabilities	8,851	8,735
Total liabilities	50,386	48,876
Redeemable Noncontrolling interest	12	12
Common shares, € 0.01, par value; issued 1,353,331,866 and 1,350,073,530 common shares and outstanding 418,324,224 and 468,994,386 special voting shares at 6/30/2014 and 12/31/2013, respectively	25	25
Additional paid-in capital	4,300	4,283
Retained earnings	2,045	1,966
Accumulated other comprehensive loss	(1,282)	(1,373)
Noncontrolling interests	56	54
Equity	5,144	4,955
TOTAL EQUITY AND LIABILITIES	$ 55,542	$ 53,843